S000010412 [Member] Expense Example - AB Discovery Value Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 530
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	1,696
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287	[1]
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,962
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.